Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The interim results of operations are not necessarily indicative of results to be expected for any other interim period or for a full year. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation of its financial position and operating results have been included. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the related notes thereto for the fiscal years ended December 31, 2022 and 2021.

Basis of Presentation

The consolidated financial statements include all accounts of Meihua and its subsidiaries (collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All inter-company transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and related notes.

The most significant estimates and judgments include allowance for bad debts and the valuation of inventory. Actual amounts could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and related notes.

The most significant estimates and judgments include allowance for bad debts, the valuation of inventory, useful life of property, plant and equipment and income taxes related to realization of deferred tax assets and uncertain tax position. Actual amounts could differ from those estimates.

Non-controlling interests

Non-controlling interests

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned or controlled by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating results are presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Company. As of June 30, 2023, non-controlling interests represent one non-controlling shareholders’ proportionate share of equity interests in Hainan Guoxie.

Non-controlling interests

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned or controlled by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating results are presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Company. As of December 31, 2022, non-controlling interests represent one non-controlling shareholders’ proportionate share of equity interests in Hainan Guoxie.

Functional Currency and Foreign Currency Translation

Functional Currency and Foreign Currency Translation

The Company’s reporting currency is the United States dollar (“US$”). The Company’s operations are principally conducted through the PRC subsidiaries where the local currency is the functional currency. Therefore, the functional currency of Kang Fu is the Hong Kong dollar and the functional currency of Huada, Yada, Huadong and Guanghui is the Renminbi (“RMB”).

Transactions denominated in currencies other than the functional currencies are translated into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currency are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of income and comprehensive income.

The assets and liabilities of the Company are translated at the exchange spot rate at the balance sheet date, stockholders’ equity is translated at the historical rates and the revenues and expenses are translated at the average exchange rates for the periods, except that the exchange rate used for translation from Hong Kong dollar to US$ was 7.8000, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Kang Fu’s balance sheets, income statement items and cash flow items for both the six months ended June 30, 2023 and 2022. The resulting translation adjustments are reported under other comprehensive income in the consolidated statements of income and comprehensive income in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 220, Comprehensive Income. The following are the exchange rates that were used in translating the Company’s PRC subsidiaries’ financial statements into the consolidated financial statements:

	June 30, 2023	December 31, 2022	June 30, 2022

Period-end spot rate	US$1=RMB 7.2513	US$1=RMB 6.8972	US$1=RMB 6.6981

Average rate	US$1=RMB 6.9283	US$1=RMB 6.7290	US$1=RMB 6.4791

Functional Currency and Foreign Currency Translation

The Company’s reporting currency is the United States dollar (“US$”). The Company’s operations are principally conducted through the PRC subsidiaries where the local currency is the functional currency. Therefore, the functional currency of Kang Fu is the Hong Kong dollar and the functional currency of Huada, Yada, Huadong and Guanghui is the Renminbi (“RMB”).

Transactions denominated in currencies other than the functional currencies are translated into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currency are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of income and comprehensive income.

The assets and liabilities of the Company are translated at the exchange spot rate at the balance sheet date, stockholders’ equity is translated at the historical rates and the revenues and expenses are translated at the average exchange rates for the periods. The resulting translation adjustments are reported under other comprehensive income in the consolidated statements of income and comprehensive income in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 220, Comprehensive Income. The following are the exchange rates that were used in translating the Company’s PRC subsidiaries’ financial statements into the consolidated financial statements:

	For the Years Ended December 31
	2022	2021	2020
Period Ended spot	US$1=RMB 6.8972	US$1=RMB 6.3726	US$1=RMB 6.5250
Period Average	US$1=RMB 6.7290	US$1=RMB 6.4508	US$1=RMB 6.9042

The exchanges rates used for translation from Hong Kong dollar to US$ was 7.8000, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Kang Fu’s balance sheets, income statement items and cash flow items for both the years ended December 31, 2022, 2021 and 2020.

Certain Risks and Concentration

Certain Risks and Concentration

The Company’s financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and receivables. As of six months ended June 30, 2023 and December 31, 2022 substantially all the Company’s cash were held in major financial institutions located in Hong Kong and the PRC, which management considers to be of high credit quality.

For the six months ended June 30, 2023, two customers accounted for approximately 18.18% and 10.01% of the Company’s total revenues. For the six months ended June 30, 2022, two customers accounted for approximately 32.53% and 11.25% of the Company’s total revenues.

As of June 30, 2023, two customers accounted for approximately 30.92% and 21.31% of the Company’s accounts receivable. As of December 31, 2022, two customers accounted for approximately 27.73% and 13.14% respectively, of the Company’s accounts receivable.

For the six months ended June 30, 2023, one supplier accounted for approximately 14.73% of the Company’s total purchases. As of six months ended June 30, 2022, there was no supplier that individually represented greater than 10% of the total purchase of the Company’s total purchases.

Certain Risks and Concentration

The Company’s financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and receivables. As of December 31, 2022 and 2021 substantially all the Company’s cash were held in major financial institutions located in Hong Kong and the PRC, which management considers to be of high credit quality.

As of December 31, 2022, two customers accounted for approximately 27.63% and 10.97% of the Company’s total revenues. As of December 31, 2021, two customers accounted for approximately 21.91% and 11.26% of the Company’s total revenues.

As of December 31, 2022, two customers accounted for approximately 27.73% and 13.14% of the Company’s accounts receivable. As of December 31, 2021, three customers accounted for approximately 25.88%, 11.41% and 10.25%, respectively, of the Company’s accounts receivable.

For the year ended December 31, 2022, one supplier accounted for approximately 11.93% of the Company’s total purchases There were no suppliers that individually represented greater than 10% of the total purchase of the Group for the years ended December 31, 2021 and 2020.

Fair Value Measurement

Fair Value Measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1:	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2:	Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3:	Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The Company’s financial instruments include cash, accounts receivable, bank acceptance receivables, due from related parties, accounts payable, other liabilities and accrued expenses and short-term bank borrowings. The carrying amounts approximate their fair values due to their short maturities as of June 30, 2023 and December 31, 2022.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring or non-recurring basis as of June 30, 2023 and December 31, 2022.

Fair Value Measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1:	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2:	Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3:	Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The Company’s financial instruments include cash, accounts receivable, bank acceptance receivables, due from related parties, accounts payable, other liabilities and accrued expenses and short-term bank borrowings. The carrying amounts approximate their fair values due to their short maturities as of December 31, 2022 and 2021.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring or non-recurring basis as of December 31, 2022 and 2021.

Cash	Cash Cash consists of petty cash on hand and cash held in banks, which are highly liquid and are unrestricted as to withdrawal or use.	Cash Cash consists of petty cash on hand and cash held in banks, which are highly liquid and are unrestricted as to withdrawal or use.
Bank Acceptance Receivables

Bank Acceptance Receivables

Bank acceptance receivables are issued by bank under the request of the Company’s customers, to pay for the purchased goods. The Company can choose to hold acceptance notes until maturity and receive the face value payment from the bank, or sell (exchange) the acceptance notes at a discount to another party willing to wait until maturity to receive the bank’s promised payment. The maturity date of the receivables is all within one year of the original issuance date and carried at face value. The Company is not lending money, it just sells goods to the customers (customers can pay the purchased goods by cash, accounts receivable or bank acceptance receivables). The receivables mature within one year, and are non-interest bearing. As bank acceptance receivables are issued by the banks and payments are guaranteed. The Company has not discounted any bank acceptances and there were no endorsed bank acceptances that are unmatured as of June 30, 2023. The Company collected approximately $6.0 million as of August 31, 2023.

Bank Acceptance Receivables

Bank acceptance receivables are issued by bank under the request of the Company’s customers, to pay for the purchased goods. The Company can choose to hold acceptance notes until maturity and receive the face value payment from the bank, or sell (exchange) the acceptance notes at a discount to another party willing to wait until maturity to receive the bank’s promised payment. The maturity date of the receivables is all within one year of the original issuance date and carried at face value. The Company is not lending money, it just sells goods to the customers (customers can pay the purchased goods by cash, accounts receivable or bank acceptance receivables). The receivables mature within one year, and are non-interest bearing. As bank acceptance receivables are issued by the banks and payments are guaranteed. The Company has not discounted any bank acceptances and there was no endorsed bank acceptances that are unmatured as of December 31, 2022. The Company collected approximately $9.6 million as of March 31, 2023.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represent trade receivables and are recognized initially at fair value and subsequently adjusted for any allowance for doubtful accounts or impairment.

The Company follows the guidance under ASC 326, Financial Instruments – Credit Losses, Measurement of Credit Losses on Financial Instruments. The standard uses a new forward-looking “methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.” The Company has adopted the loss rate methodology to estimate historical losses on accounts receivables. The Company has adopted the aging methodology to estimate the credit losses on accounts receivables. The historical data is adjusted to account for forecasted changes in the macroeconomic environment in order to calculate the current expected credit loss. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive income.

The Company historically has not had material bad debts in accounts receivable. There were no bad debt expenses related to accounts receivable for six months ended June 30, 2023 and 2022, and there was no provision for doubtful accounts as of June 30, 2023 and December 31, 2022.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represent trade receivables and are recognized initially at fair value and subsequently adjusted for any allowance for doubtful accounts or impairment.

The Company records impairment losses for accounts receivable based on assessments of the recoverability of the trade and other receivables and individual account analysis, including the current creditworthiness and the past collection history of each debtor. Impairments arise when there is objective evidence indicating that the balances may not be collectible. The identification of bad and doubtful debts, in particular of a loss event, requires the use of judgment and estimates, which involve the estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed non-collectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive income. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The Company historically has not had material bad debts in accounts receivable. There were no bad debt expenses related to accounts receivable for the years ended December 31, 2022, 2021 and 2020 and there was no provision for doubtful accounts as of December 31, 2022 and 2021.

Inventories

Inventories

Inventories are valued using the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. Manufactured inventories included cost of materials, labor and overhead expenses. The Company records adjustments to inventory for excess quantities, obsolescence, or impairment, when appropriate, to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

There were no write-downs recognized of inventories as of June 30, 2023 and December 31, 2022.

Inventories

Inventories are valued using the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. Manufactured inventories included cost of materials, labor and overhead expenses. The Company records adjustments to inventory for excess quantities, obsolescence, or impairment, when appropriate, to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

There were no write-downs recognized of inventories as of December 31, 2022 and 2021.

Prepayment and other current assets

Prepayment and other current assets

As of June 30, 2023 and December 31, 2022, prepayment and other current assets were $15,329,511 and $16,428,779.

Prepayment and other assets primarily consist of prepayments for land use right and property, refundable tax credits and receivables, security deposits made to customers, advances to employees, which are presented net of allowance for doubtful accounts. These balances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the balances to be impaired if the utilization or refund of the balances becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. The allowance is also based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The allowance for doubtful accounts amounted to nil as of June 30, 2023 and December 31, 2022.

Prepayment and other current assets

As of December 31, 2022 and 2021, prepayment and other current assets were $16,428,779 and $1,394,539.

Prepayment and other assets primarily consist of deferred IPO costs, loans to third-parties, refundable tax credits and receivables, security deposits made to customers, advances to employees and land use right receivable, which are presented net of allowance for doubtful accounts. These balances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the balances to be impaired if the utilization or refund of the balances becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. The allowance is also based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The allowance for doubtful accounts amounted to nil as of December 31, 2022 and 2021.

Deferred IPO costs represent the incremental costs incurred for the Company’s initial public offering (“IPO”). These costs has been charged against the gross proceeds of the IPO in 2022 (see Note 14).  Deferred IPO costs primary include specific legal, audit and professional consulting costs.  As of December 31, 2022 and 2021, the deferred IPO costs were $nil and $1,277,152, respectively.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment items are recorded at their historic cost, less accumulated depreciation and impairment losses. The Company calculates depreciation using the straight-line method, after consideration of the estimated residual values, over the following estimated useful lives:

Category	Useful lives	Estimated residual value
Buildings	20 years	10%
Machinery and Equipment	10 years	10%
Motor vehicles	5 years	10%
Electronic Equipment	5 years	10%
Office Equipment	3 years	10%
Inspection Equipment	5 years	10%

Major improvements are capitalized and expenditures for maintenance and repairs are expensed as incurred. Construction in progress represents property, plant and equipment under construction or being installed. Costs include original cost, installation, construction and other direct costs. Interest expenses directly related to construction in progress would be capitalized. Construction in progress is transferred to the appropriate fixed asset account and depreciation commences when the asset has been substantially completed and placed in service.

Property, Plant and Equipment

Property, plant and equipment items are recorded at their historic cost, less accumulated depreciation and impairment losses. The Company calculates depreciation using the straight-line method, after consideration of the estimated residual values, over the following estimated useful lives:

Category	Useful lives	Estimated residual value
Buildings	20 years	10%
Machinery and Equipment	10 years	10%
Motor vehicles	5 years	10%
Electronic Equipment	5 years	10%
Office Equipment	3 years	10%
Inspection Equipment	5 years	10%

Major improvements are capitalized and expenditures for maintenance and repairs are expensed as incurred. Construction in progress represents property, plant and equipment under construction or being installed. Costs include original cost, installation, construction and other direct costs. Interest expenses directly related to construction in progress would be capitalized. Construction in progress is transferred to the appropriate fixed asset account and depreciation commences when the asset has been substantially completed and placed in service.

Intangible Assets

Intangible Assets

Intangible assets are non-monetary assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:

Category	Useful lives
Land use rights	50 years
Patent	5 years
Trademark	10 years

Intangible Assets

Intangible assets are non-monetary assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:

Category	Useful lives
Land use rights	50 years
Patent	5 years
Trademark	10 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance with Accounting Standards Codification (“ASC”) 360, Property, Plant and Equipment. (“ASC 360”). Long-lived assets consist primarily of property, plant and equipment, and intangible assets. In accordance with ASC 360, the Company evaluates the carrying value of long-lived assets when it determines a triggering event has occurred, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When indicators exist, recoverability of assets is measured by a comparison of the carrying value of the asset group to the estimated undiscounted future net cash flows expected to be generated by the asset. Examples of such triggering events include a significant disposal of a portion of such assets, and adverse change in the market involving the business employing the related assets. If such assets are determined not to be recoverable, the Company performs an analysis of the fair value of the asset group and will recognize an impairment loss when the fair value is less than the carrying amounts of such assets. The fair value, based on reasonable and supportable assumptions and projections, require subjective judgments. Depending on the assumptions and estimates used, the appraised fair value projected in the evaluation of long-lived assets can vary within a range of outcomes. The Company considers the likelihood of possible outcomes in determining the best estimate for the fair value of the assets. The Company did not record any impairment charges for the six months ended June 30, 2023 and 2022. There can be no assurance that future events will not have impact on company revenue or financial position which could result in impairment in the future.

Impairment of Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance with Accounting Standards Codification (“ASC”) 360, Property, Plant and Equipment. (“ASC 360”). Long-lived assets consist primarily of property, plant and equipment, and intangible assets. In accordance with ASC 360, the Company evaluates the carrying value of long-lived assets when it determines a triggering event has occurred, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When indicators exist, recoverability of assets is measured by a comparison of the carrying value of the asset group to the estimated undiscounted future net cash flows expected to be generated by the asset. Examples of such triggering events include a significant disposal of a portion of such assets, and adverse change in the market involving the business employing the related assets. If such assets are determined not to be recoverable, the Company performs an analysis of the fair value of the asset group and will recognize an impairment loss when the fair value is less than the carrying amounts of such assets. The fair value, based on reasonable and supportable assumptions and projections, require subjective judgments. Depending on the assumptions and estimates used, the appraised fair value projected in the evaluation of long-lived assets can vary within a range of outcomes. The Company considers the likelihood of possible outcomes in determining the best estimate for the fair value of the assets. The Company did not record any impairment charges for the years ended December 31, 2022, 2021 and 2020. There can be no assurance that future events will not have impact on company revenue or financial position which could result in impairment in the future.

Investment

Investment

In accordance with Financial Accounting Standards Board (“FASB”) ASC 321, “Investment-Equity Securities,” the Company accounts for non-marketable securities on a prospective basis. Equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient are eligible for the measurement alternative.

On March 3, 2011, Yada invested in Yangzhou Juyuan Guarantee Co., Ltd (“Juyuan”) and obtained 12% equity interest of Juyuan. For the Company’s passive and without significant influence or control equity investment in private company which do not have readily determinable fair values, the Company has elected the measurement alternative defined as cost, less impairment, plus or minus adjustments resulting from observable price changes in orderly transactions for the identical or a similar investment of the Company. The investment is reviewed periodically to determine if its value has been impaired and adjustments are recorded as necessary in profit or loss for the period. On January 5, 2023, majority shareholder of Juyuan purchased 5% equity interest of Juyuan from Yada for a consideration of $360,839 (RMB 2.5 million).

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive loss. Equity method adjustments include the Company’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Company’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Company assesses its equity investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Investments in equity securities without readily determinable fair values are measured at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the amount by which the carrying value exceeds the fair value of the investment. Prior to the adoption of ASU 2016-01 on January 1, 2019, these investments were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.

On December 1, 2022, Huadong invested RMB 40 million into Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. (“Zhongxiangxin”), and obtained 25% ownership interest of Zhongxiangxin. Zhongxiangxin manufactures and sells medical materials in the PRC. The Company accounted for the investments using equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee. Under the equity method, the Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee. For the six months ended June 30, 2023 and 2022, the investment loss from Zhongxiangxin was $1,632 and nil.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

For the for the six months ended June 30, 2023 and 2022, no impairment indicators were identified of its investment in the private company was no impairment recorded.

Investment

In accordance with Financial Accounting Standards Board (“FASB”) ASC 321, “Investment-Equity Securities,” the Company accounts for non-marketable securities on a prospective basis. Equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient are eligible for the measurement alternative.

On March 3, 2011, Yada invested in Yangzhou Juyuan Guarantee Co., Ltd (“Juyuan”) and obtained 12% equity interest of Juyuan. For the Company’s passive and without significant influence or control equity investment in private company which do not have readily determinable fair values, the Company has elected the measurement alternative defined as cost, less impairment, plus or minus adjustments resulting from observable price changes in orderly transactions for the identical or a similar investment of the Company. The investment is reviewed periodically to determine if its value has been impaired and adjustments are recorded as necessary in profit or loss for the period.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive loss. Equity method adjustments include the Company’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Company’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Company assesses its equity investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Investments in equity securities without readily determinable fair values are measured at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the amount by which the carrying value exceeds the fair value of the investment. Prior to the adoption of ASU 2016-01 on January 1, 2019, these investments were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.

On December 1, 2022, Huadong invested RMB 40 million into Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. (“Zhongxiangxin”), and obtained 25% ownership interest of Zhongxiangxin. Zhongxiangxin manufactures and sells medical materials in the PRC. The Company accounted for the investments using equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee. Under the equity method, the Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee. For the year ended December 31, 2022, the investment gain from Zhongxiangxin was $290.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

For the years ended December 31, 2022, 2021 and 2020, no impairment indicators were identified and no loss related to revaluation of its investment in the private company was recorded.

Value-added Tax

Value-added Tax

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue which is recorded in VAT payable. The Company is subject to a VAT rate of 13%. The VAT payable may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.

Value-added Tax

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue which is recorded in VAT payable. The Company is subject to a VAT rate of 13%. The VAT payable may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.

Related Parties

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions.

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions.

Revenue Recognition

Revenue Recognition

Based on the requirements of ASC Topic 606, the Company recognizes revenue when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. The Company primarily sells its products to hospitals and medical equipment companies. Revenue is recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the contract with a customer
2)	Identify the performance obligations in the contract
3)	Determine the transaction price
4)	Allocate the transaction price
5)	Recognize revenue when or as the entity satisfies a performance obligation

Revenue from product sales is recognized at the point in time control of the products is transferred, generally upon customer receipt based upon the standard contract terms. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Company’s sales terms provide no right of return outside of a standard quality policy and returns are generally not significant. Payment terms for product sales are generally set at 90 to 180 days after customer acceptance of the product.

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC Topic 606 using the modified retrospective adoption method. Based on the requirements of ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. The Company primarily sells its products to hospitals and medical equipment companies. Revenue is recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the contract with a customer
2)	Identify the performance obligations in the contract
3)	Determine the transaction price
4)	Allocate the transaction price
5)	Recognize revenue when or as the entity satisfies a performance obligation

Revenue from product sales is recognized at the point in time control of the products is transferred, generally upon customer receipt based upon the standard contract terms. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Company’s sales terms provide no right of return outside of a standard quality policy and returns are generally not significant. Payment terms for product sales are generally set at 90 to 180 days after the consideration becomes due and payable.

Revenue Disaggregation

 Revenue Disaggregation

The Company’s disaggregated revenues are represented by two categories which are type of goods and type of customers.

Type of Goods

	For The Six Months Ended June 30,
	2023	2022
	US$	US$
Self-Manufactured Products	23,435,544	27,046,663
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers	24,754,532	27,786,184
Total Revenue	48,190,076	54,832,847

Type of Customers

	For The Six Months Ended June 30,
	2023	2022
	US$	US$
Direct sales	4,305,506	4,582,321
Distributors	43,884,570	50,250,526
Total Revenue	48,190,076	54,832,847

Revenue Disaggregation

The Company’s disaggregated revenues are represented by two categories which are type of goods and type of customers.

Type of Goods

	For the year ended December 31,
	2022	2021	2020
	US$	US$	US$
Self-Manufactured Products	50,514,976	48,059,165	44,473,076
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers	52,831,365	55,978,545	44,587,934
Total Revenue	103,346,341	104,037,710	89,061,010

Type of Customers

	For the year ended December 31,
	2022	2021	2020
	US$	US$	US$
Direct sales	9,465,644	9,499,748	9,430,082
Distributors	93,880,697	94,537,962	79,630,928
Total Revenue	103,346,341	104,037,710	89,061,010

Earnings per Ordinary Share

Earnings per Ordinary Share

Earnings (loss) per ordinary share is calculated in accordance with ASC 260, Earnings per Share. Basic earnings (loss) per ordinary share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share is computed in accordance with the treasury stock method and based on the weighted average number of ordinary shares and dilutive ordinary share equivalents. Dilutive ordinary share equivalents are excluded from the computation of diluted earnings per ordinary share if their effects would be anti-dilutive. There is no ordinary share equivalent issued to date.

Earnings per Ordinary Share

Earnings (loss) per ordinary share is calculated in accordance with ASC 260, Earnings per Share. Basic earnings (loss) per ordinary share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share is computed in accordance with the treasury stock method and based on the weighted average number of ordinary shares and dilutive ordinary share equivalents. Dilutive ordinary share equivalents are excluded from the computation of diluted earnings per ordinary share if their effects would be anti-dilutive. There is no ordinary share equivalent issued to date.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

ASC 220, Comprehensive Income (“ASC 220”) establishes rules for reporting and display of comprehensive income and its components. ASC 220 requires that unrealized gains and losses on the Company’s foreign currency translation adjustments be included in comprehensive income (loss).

Comprehensive Income (Loss)

ASC 220, Comprehensive Income (“ASC 220”) establishes rules for reporting and display of comprehensive income and its components. ASC 220 requires that unrealized gains and losses on the Company’s foreign currency translation adjustments be included in comprehensive income (loss).

Advertising Costs

Advertising Costs

The Company’s advertising costs are expensed as incurred. Advertising expenses are included in selling expenses in the accompanying consolidated statements of income and comprehensive income. Advertising expenses were $8,275, and $7,603 for the six months ended June 30, 2023, and 2022, respectively.

Advertising Costs

The Company’s advertising costs are expensed as incurred. Advertising expenses are included in selling expenses in the accompanying consolidated statements of income and comprehensive income. Advertising expenses were $95,432, $21,498 and $53,770 for the years ended December 31, 2022, 2021 and 2020, respectively.

Research and Development Costs

Research and Development Costs

Research and development expenses are expensed as incurred. Research and development expenses were $1,460,376 and $1,642,204 for the six months ended June 30, 2023, and 2022, respectively.

Research and Development Costs

Research and development expenses are expensed as incurred. Research and development expenses were $2,962,904, $2,725,014 and $2,492,059 for the years ended December 31, 2022, 2021 and 2020, respectively.

Income Tax

 Income Tax

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carryforwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Income Tax

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carryforwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Segment Reporting

Segment Reporting

FASB ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information of the Company’s business segments, geographical areas, segments and major customers. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The chief operating decision maker is the Company’s president and Chief Executive Officer (“CEO”). Management, including the chief operating decision maker, reviews operating results of different products at revenue level with no allocation of operating costs. Consequently, based on management’s assessment, the Company has determined that it has only one operating segment as defined by FASB ASC 280.

The Company has disclosed the type of revenue by government category as follows.

	June 30, 2023			June 30, 2022
	US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total
Class I	3,561,156	4,462,704	8,023,860	3,812,092	3,845,205	7,657,297
Class II	17,313,377	17,761,970	35,075,347	20,185,052	19,712,006	39,897,058
Class III	524,802	873,575	1,398,377	416,595	1,168,221	1,584,816
Others	2,036,209	1,656,283	3,692,492	2,632,924	3,060,752	5,693,676
Total	23,435,544	24,754,532	48,190,076	27,046,663	27,786,184	54,832,847

Class I, II, and III medical devices are defined by the National Medical Products Administration of China according to their risk levels under the Regulation on the Supervision and Administration of Medical Devices (2021 Revision), Article 6 as follows:

●	“Class I Medical Devices” means medical devices with low risks, whose safety and effectiveness can be ensured through routine administration.
●	“Class II Medical Devices” means medical devices with moderate risks, which shall be strictly controlled and administered to ensure their safety and effectiveness.
●	“Class III Medical Devices” means medical devices with relatively high risks, which shall be strictly controlled and administered through special measures to ensure their safety and effectiveness.

Furthermore, the Company has disclosed revenue by major product type included in each government category.

		June 30, 2023	June 30, 2022
Category	Products	US$	US$
Class I	Eye drops bottle	1,073,853	1,346,164
	Oral medicine bottle	1,830,363	2,189,018
	Anal bag	849,099	395,292
	Other Class I	4,270,545	3,726,823
Subtotal-Class I		8,023,860	7,657,297
Class II	Masks	47,946	211,468
	Identification tape	5,494,306	7,218,564
	Disposable medical brush	4,481,601	4,606,634
	Gynecological inspection kits	3,022,727	5,807,398
	Surgical kit	2,206,201	13,546,908
	Medical brush	2,809,448	2,586,945
	Medical kit	983,584	883,977
	Other Class II	16,029,534	5,035,164
Subtotal-Class II		35,075,347	39,897,058
Class III	Electronic pump	138,751	67,866
	Anesthesia puncture kit	229,616	205,218
	Disposable infusion pump	113,335	78,453
	Infusion pump	178,461	90,036
	Electronic infusion pump	330	43,397
	Laparoscopic trocar	38	94,337
	Other Class III	737,846	1,005,509
Subtotal-Class III		1,398,377	1,584,816
Others		3,692,492	5,693,676
Total		48,190,076	54,832,847

For the six months ended June 30, 2023, and 2022, revenues and assets within PRC contributed over 99.1% of the Company’s total revenues and assets.

Segment Reporting

FASB 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information of the Company’s business segments, geographical areas, segments and major customers. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The chief operating decision maker is the Company’s president and Chief Executive Officer (“CEO”). Management, including the chief operating decision maker, reviews operating results of different products at revenue level with no allocation of operating costs. Consequently, based on management’s assessment, the Company has determined that it has only one operating segment as defined by FASB ASC 280.

The Company has disclosed the type of revenue by government category as follows.

	December 31, 2022			December 31, 2021			December 31, 2020
	US$			US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total	Produced	Purchased	Total
Class I	7,463,707	8,572,512	16,036,219	6,151,443	7,331,962	13,483,405	5,181,532	6,155,223	11,336,755
Class II	37,229,199	36,177,490	73,406,689	36,788,116	41,313,745	78,101,861	35,863,806	33,573,351	69,437,157
Class III	1,189,906	1,863,990	3,053,896	1,094,957	2,291,899	3,386,856	758,525	2,355,768	3,114,293
Others	4,632,164	6,217,373	10,849,537	4,024,649	5,040,939	9,065,588	2,669,213	2,503,592	5,172,805
Total	50,514,976	52,831,365	103,346,341	48,059,165	55,978,545	104,037,710	44,473,076	44,587,934	89,061,010

Class I, II, and III medical devices are defined by the National Medical Products Administration of China according to their risk levels under the Regulation on the Supervision and Administration of Medical Devices (2021 Revision), Article 6 as follows:

●	“Class I Medical Devices” means medical devices with low risks, whose safety and effectiveness can be ensured through routine administration.
●	“Class II Medical Devices” means medical devices with moderate risks, which shall be strictly controlled and administered to ensure their safety and effectiveness.
●	“Class III Medical Devices” means medical devices with relatively high risks, which shall be strictly controlled and administered through special measures to ensure their safety and effectiveness.

Furthermore, the Company has disclosed revenue by major product type included in each government category.

		December 31,	December 31,	December 31,
		2022	2021	2020
Category	Products	US$	US$	US$
Class I	Eye drops bottle	2,583,231	2,398,222	2,466,978
	Oral medicine bottle	3,965,345	3,263,135	2,200,569
	Anal bag	837,328	739,376	554,859
	Other Class I	8,650,315	7,082,672	6,114,349
Subtotal-Class I		16,036,219	13,483,405	11,336,755
Class II	Masks	410,163	600,534	9,632,150
	Identification tape	12,262,269	15,049,686	11,617,668
	Disposable medical brush	8,337,650	8,493,760	6,353,649
	Gynecological inspection kits	7,571,089	8,752,617	4,924,689
	Surgical kit	4,830,930	4,754,769	3,383,215
	Medical brush	5,231,299	4,130,703	3,635,190
	Medical kit	4,066,663	5,037,054	3,429,371
	Other Class II	30,696,626	31,282,738	26,461,225
Subtotal-Class II		73,406,689	78,101,861	69,437,157
Class III	Electronic pump	142,828	246,819	292,211
	Anesthesia puncture kit	539,615	430,288	438,047
	Disposable infusion pump	280,081	278,734	335,632
	Infusion pump	367,652	309,746	196,686
	Electronic infusion pump	44,812	291,725	185,030
	Laparoscopic trocar	139,284	219,901	134,585
	Other Class III	1,539,624	1,609,643	1,532,102
Subtotal-Class III		3,053,896	3,386,856	3,114,293
Others		10,849,537	9,065,588	5,172,805
Total		103,346,341	104,037,710	89,061,010

For the years ended December 31, 2022, 2021 and 2020, revenues and assets within PRC contributed over 99.5% of the Company’s total revenues and assets.

The Outbreak of COVID-19

The Outbreak of COVID-19

On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a “Public Health Emergency of International Concern,” and on March 11, 2020, the World Health Organization characterized the outbreak as a “pandemic.” COVID-19 has had a severe and negative impact on the Chinese and the global economy and such impact persists as of the date of this annual report.

In fiscal year 2020, COVID-19 had a significant impact on our business and results of operations as the sales volume of masks rose sharply while the sales of products other than masks declined due to an overall decrease in market demand. In fiscal year 2021, with the stable control of the domestic epidemic in China, the market of masks was no longer in urgent shortage compared to the same period in 2020, and the production of epidemic prevention products resumed more normal production levels. In general, with the precise control of the epidemic in China, our production and operations have recovered smoothly, and the demand for other products has increased gradually. After the initial outbreak of COVID-19, from time to time, some instances of COVID-19 infections have emerged in various regions of China, including the infections caused by the Omicron variants in 2022. For example, a wave of infections caused by the Omicron variants emerged in Shanghai in 2022, and a series of restrictions and quarantines were implemented to contain the spread.

Many of the restrictive measures previously adopted by the PRC governments at various levels to control the spread of the COVID-19 virus have been revoked or replaced with more flexible measures since December 2022. While the revocation or replacement of the restrictive measures to contain the COVID-19 pandemic could have a positive impact on our normal operations, the extent of the impact on the Company’s future financial results will be dependent on future developments such as the length and severity of the crisis, the potential resurgence of the crisis, future government actions in response to the crisis and the overall impact of the COVID-19 pandemic on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable. Given this uncertainty, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity and results of operations if the current situation continues.

The Outbreak of COVID-19

On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a “Public Health Emergency of International Concern,” and on March 11, 2020, the World Health Organization characterized the outbreak as a “pandemic.” COVID-19 has had a severe and negative impact on the Chinese and the global economy and such impact persists as of the date of this annual report.

In fiscal year 2020, COVID-19 had a significant impact on our business and results of operations as the sales volume of masks rose sharply while the sales of products other than masks declined due to an overall decrease in market demand. In fiscal year 2021, with the stable control of the domestic epidemic in China, the market of masks was no longer in urgent shortage compared to the same period in 2020, and the production of epidemic prevention products resumed more normal production levels. In general, with the precise control of the epidemic in China, our production and operations have recovered smoothly, and the demand for other products has increased gradually. After the initial outbreak of COVID-19, from time to time, some instances of COVID-19 infections have emerged in various regions of China, including the infections caused by the Omicron variants in 2022. For example, a wave of infections caused by the Omicron variants emerged in Shanghai in 2022, and a series of restrictions and quarantines were implemented to contain the spread.

Many of the restrictive measures previously adopted by the PRC governments at various levels to control the spread of the COVID-19 virus have been revoked or replaced with more flexible measures since December 2022. While the revocation or replacement of the restrictive measures to contain the COVID-19 pandemic could have a positive impact on our normal operations, the extent of the impact on the Company’s future financial results will be dependent on future developments such as the length and severity of the crisis, the potential resurgence of the crisis, future government actions in response to the crisis and the overall impact of the COVID-19 pandemic on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable. Given this uncertainty, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity and results of operations if the current situation continues.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In October 2021, the FASB issued ASU No. 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. The Company does not expect the adoption of ASU 2021-04 will have a material effect on the consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. As an emerging growth company, the standard is effective for the Company for the year ended December 31, 2025. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statements.

Recently Issued Accounting Standards

In October 2021, the FASB issued ASU No. 2021-08, “‘Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. The Company does not expect the adoption of ASU 2021-04 will have a material effect on the consolidated financial statements.

Recently adopted Accounting Standards

Recently adopted Accounting Standards

Effective January 1, 2020, the Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. The new standard replaces the ‘incurred loss methodology’ credit impairment model with a new forward-looking “methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.” In applying the new standard, the Company has adopted the loss rate methodology to estimate historical losses on accounts receivables. The Company has adopted the aging methodology to estimate the credit losses on accounts receivables. The historical data is adjusted to account for forecasted changes in the macroeconomic environment in order to calculate the current expected credit loss. The Company’s adoption of ASC 326 did not result in a material change in the carrying values of the Company’s financial assets on the transition date.

In February 2016, FASB issued ASU No. 2016–02, Leases (Topic 842), ASC 842, and subsequently amended the guidance relating largely to transition considerations under the standard in July 2018. The new guidance, which creates new accounting and reporting guidelines for leasing arrangements, requires organizations that lease assets to recognize assets and liabilities on the balance sheet related to the rights and obligations created by those leases, regardless of whether they are classified as finance or operating leases. Consistent with current guidance, the recognition, measurement, and presentation of expenses and cash flows arising from a lease primarily will depend on its classification as a finance or operating lease. The guidance also requires new disclosures to help financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The new standard is effective for public business entities for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period, with early application permitted. In March 2019, the FASB issued ASU 2019-01, Leases (Topic 842) Codification Improvements, which further clarifies the determination of fair value of the underlying asset by lessors that are not manufacturers or dealers and modifies transition disclosure requirements for changes in accounting principles and other technical updates. The amendments in ASU 2019-01 amend Topic 842 and the effective date of those amendments is for fiscal years beginning December 15, 2019, and interim periods within those fiscal years for public business entities. For all other entities, ASC 842 is effective for annual periods beginning after December 15, 2021. For the year ended December 31, 2022, the Company only had an operating lease of office space from January 1, 2022 to December 31, 2022, and the Company did not have any finance lease. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, which removes specific exceptions to the general principles in Topic 740 and to simplifies accounting for income taxes. The guidance is effective for public business entities for fiscal years beginning after December 15, 2020 and for interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815, which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The guidance is effective for public business entities for fiscal years beginning after December 15, 2021 and for interim periods within those fiscal years. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.